UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund

September 30, 2007

Shares	Description	Value

	COMMON STOCKS – 98.2%

	Aerospace & Defense – 2.0%

189,550	Honeywell International Inc.	$11,272,539
	Beverages – 5.6%

255,900	Coca-Cola Company	14,706,573

234,000	PepsiCo, Inc.	17,142,840
	Total Beverages	31,849,413

	Building Products – 1.6%

389,000	Masco Corporation	9,013,130
	Capital Markets – 8.6%

361,544	Bank of New York Company, Inc.	15,958,552

427,100	JPMorgan Chase & Co.	19,569,722

229,902	Morgan Stanley	14,483,826
	Total Capital Markets	50,012,100

	Chemicals – 2.8%

324,000	E.I. Du Pont de Nemours and Company	16,057,440
	Commercial Banks – 5.9%

332,250	Bank of America Corporation	16,702,208

480,000	Wells Fargo & Company	17,097,600
	Total Commercial Banks	33,799,808

	Communications Equipment – 6.3%

400,800	Cisco Systems, Inc., (1)	13,270,488

312,300	Corning Incorporated	7,698,195

813,400	Motorola, Inc.	15,072,302
	Total Communications Equipment	36,040,985

	Computers & Peripherals – 1.8%

204,400	Hewlett-Packard Company	10,177,076
	Consumer Finance – 2.0%

170,550	Capital One Financial Corporation	11,329,637
	Containers & Packaging – 0.2%

33,400	Temple-Inland Inc.	1,757,842
	Diversified Financial Services – 4.3%

523,161	Citigroup Inc.	24,415,920
	Diversified Telecommunication Services – 4.0%

534,838	AT&T Inc.	22,628,996
	Food & Staples Retailing – 2.5%

357,250	CVS Caremark Corporation	14,157,818
	Hotels, Restaurants & Leisure – 0.6%

187,897	Intercontinental Hotels Group PLC, ADR	3,731,634
	Household Products – 3.0%

246,000	Procter & Gamble Company	17,303,640
	Industrial Conglomerates – 5.3%

504,850	General Electric Company	20,900,790

147,600	Textron Inc.	9,182,196
	Total Industrial Conglomerates	30,082,986

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

September 30, 2007

Shares	Description	Value

	Insurance – 3.6%

301,350	American International Group, Inc.	$20,386,328
	Media – 2.5%

368,900	Viacom Inc., Class B, (1)	14,376,033
	Metals & Mining – 2.2%

36,050	Rio Tinto PLC, Sponsored ADR	12,379,570
	Multiline Retail – 1.5%

133,950	Target Corporation	8,515,202
	Oil, Gas & Consumable Fuels – 12.3%

113,300	Exxon Mobil Corporation	10,487,048

159,100	Hess Corporation	10,584,923

280,900	Occidental Petroleum Corporation	18,000,072

217,850	Total SA, Sponsored ADR	17,652,386

218,400	XTO Energy, Inc.	13,505,856
	Total Oil, Gas & Consumable Fuels	70,230,285

	Paper & Forest Products – 1.9%

301,950	International Paper Company	10,830,947
	Pharmaceuticals – 9.2%

571,650	Bristol-Myers Squibb Company	16,474,953

343,950	Merck & Co. Inc.	17,778,776

337,000	Norvatis AG, ADR	18,521,520
	Total Pharmaceuticals	52,775,249

	Real Estate – 1.8%

470,650	Host Hotels & Resorts Inc.	10,561,386
	Road & Rail – 1.9%

205,100	Norfolk Southern Corporation	10,646,741
	Semiconductors & Equipment – 2.3%

365,800	Texas Instruments Incorporated	13,384,622
	Wireless Telecommunication Services – 2.5%

401,600	Vodafone Group PLC, Sponsored ADR	14,578,080
	Total Common Stocks (cost $447,297,852)	562,295,407

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.7%

$9,499	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $9,501,564 collateralized by $7,135,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $9,694,681	3.75%	10/1/07	$9,498,596

	Total Short-Term Investments (cost $9,498,596)			9,498,596

	Total Investments (cost $456,796,448) – 99.9%			571,794,003

	Other Assets Less Liabilities – 0.1%			382,466

	Net Assets – 100%			$572,176,469

(1)	Non-income producing.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2007, the cost of investments was $458,729,662.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$119,455,620
Depreciation	(6,391,279)
Net unrealized appreciation (depreciation) of investments	$113,064,341

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund

September 30, 2007

Shares	Description	Value

	COMMON STOCKS – 43.1%

	Aerospace & Defense – 0.9%

11,250	Honeywell International Inc.	$669,038
	Beverages – 2.4%

15,200	Coca-Cola Company	873,544

13,800	PepsiCo, Inc.	1,010,988
	Total Beverages	1,884,532

	Building Products – 0.7%

23,100	Masco Corporation	535,227
	Capital Markets – 3.8%

21,367	Bank of New York Company, Inc.	943,139

25,350	JPMorgan Chase & Co.	1,161,537

13,655	Morgan Stanley	860,265
	Total Capital Markets	2,964,941

	Chemicals – 1.2%

19,200	E.I. Du Pont de Nemours and Company	951,552
	Commercial Banks – 2.6%

19,750	Bank of America Corporation	992,833

28,500	Wells Fargo & Company	1,015,170
	Total Commercial Banks	2,008,003

	Communications Equipment – 2.8%

23,800	Cisco Systems, Inc., (1)	788,018

18,500	Corning Incorporated	456,025

48,100	Motorola, Inc.	891,293
	Total Communications Equipment	2,135,336

	Computers & Peripherals – 0.8%

12,050	Hewlett-Packard Company	599,970
	Consumer Finance – 0.9%

10,150	Capital One Financial Corporation	674,265
	Containers & Packaging – 0.2%

1,950	Temple-Inland Inc.	102,629
	Diversified Financial Services – 1.9%

30,960	Citigroup Inc.	1,444,901
	Diversified Telecommunication Services – 1.7%

31,562	AT&T Inc.	1,335,386
	Food & Staples Retailing – 1.1%

21,100	CVS Caremark Corporation	836,193
	Hotels, Restaurants & Leisure – 0.3%

11,182	Intercontinental Hotels Group PLC, ADR	222,075
	Household Products – 1.3%

14,600	Procter & Gamble Company	1,026,964
	Industrial Conglomerates – 2.3%

29,300	General Electric Company	1,213,020

8,800	Textron Inc.	547,448
	Total Industrial Conglomerates	1,760,468

Shares	Description	Value

	Insurance – 1.6%

17,850	American International Group, Inc.	$1,207,553
	Media – 1.1%

21,450	Viacom Inc., Class B, (1)	835,907
	Metals & Mining – 0.9%

2,100	Rio Tinto PLC, Sponsored ADR	721,140
	Multiline Retail – 0.7%

7,950	Target Corporation	505,382
	Oil, Gas & Consumable Fuels – 5.4%

6,700	Exxon Mobil Corporation	620,152

9,400	Hess Corporation	625,382

16,700	Occidental Petroleum Corporation	1,070,136

12,950	Total SA, Sponsored ADR	1,049,339

13,000	XTO Energy, Inc.	803,920
	Total Oil, Gas & Consumable Fuels	4,168,929

	Paper & Forest Products – 0.8%

17,800	International Paper Company	638,486
	Pharmaceuticals – 4.0%

33,850	Bristol-Myers Squibb Company	975,557

20,350	Merck & Co. Inc.	1,051,892

19,950	Norvatis AG, ADR	1,096,452
	Total Pharmaceuticals	3,123,901

	Real Estate – 0.8%

27,800	Host Hotels & Resorts Inc.	623,832
	Road & Rail – 0.8%

12,150	Norfolk Southern Corporation	630,706
	Semiconductors & Equipment – 1.0%

21,650	Texas Instruments Incorporated	792,173
	Wireless Telecommunication Services – 1.1%

23,700	Vodafone Group PLC, Sponsored ADR	860,310
	Total Common Stocks (cost $26,338,228)	33,259,799

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 53.4%

	California – 6.0%

$1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	AAA	$831,830

500	Calleguas-Las Virgenes Public Finance Authority, California, Water Revenue Bonds, Calleguas Municipal Water District, Series 2003B, 5.250%, 7/01/19 – MBIA Insured	7/13 at 100.00	AAA	535,415

445	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	BBB	418,643

250	Orange County, California, Refunding Recovery Bonds, Series 1995A, 6.000%, 6/01/10 – MBIA Insured (ETM)	No Opt. Call	AAA	266,308

1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12 – MBIA Insured	1/08 at 102.00	AAA	1,526,931

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

September 30, 2007

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$800	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 5.700%, 9/01/11 (Pre-refunded 9/01/09)	9/09 at 101.00	Baa3	(4)	$834,824

250	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3		237,753
4,740	Total California				4,651,704
	Colorado – 5.6%

750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B, 5.000%, 12/01/23 – RAAI Insured	12/16 at 100.00	AA		755,438

250	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004, 5.000%, 1/15/17	1/15 at 100.00	BBB+		254,170

1,000	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car Projects, Series 1999A, 6.000%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)	1/09 at 101.00	AAA		1,034,370

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:

370	0.000%, 9/01/28 – MBIA Insured	9/20 at 63.98	AAA		125,837
2,000	0.000%, 3/01/36 – MBIA Insured	No Opt. Call	AAA		436,860

2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A, 0.000%, 1/01/12 – MBIA Insured	No Opt. Call	AAA		1,703,058

160	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27 – AMBAC Insured	6/11 at 38.04	AAA		51,784
6,530	Total Colorado				4,361,517
	Connecticut – 0.5%

400	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 4.875%, 12/01/07	11/07 at 103.00	BBB+		400,440
	District of Columbia – 0.5%

255	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 – MBIA Insured	No Opt. Call	AAA		273,783

130	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.000%, 10/01/21 (Pre-refunded 10/01/08) – AMBAC Insured	10/08 at 101.00	AAA		133,229
385	Total District of Columbia				407,012
	Florida – 1.2%

500	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/11	No Opt. Call	AA		527,155

350	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo Clinic, Series 2001A, 5.500%, 11/15/36	11/11 at 101.00	AA		366,422
850	Total Florida				893,577
	Idaho – 0.1%

90	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1997D, 5.950%, 7/01/09 (Alternative Minimum Tax)	1/08 at 101.00	Aa3		91,613
	Illinois – 5.1%

745	Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds, Series 1979, 7.500%, 8/01/10 – FGIC Insured (ETM)	No Opt. Call	AAA		794,230

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:

2,205	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AAA		1,007,972
2,205	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AAA		773,536

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago, Series 1998:

$270	5.200%, 8/01/11 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(4)	$273,661
200	5.250%, 8/01/12 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(4)	202,794
580	5.300%, 8/01/13 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(4)	588,340

250	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.000%, 7/01/17	7/12 at 100.00	A–		267,483
6,455	Total Illinois				3,908,016
	Indiana – 1.5%

300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/24	4/14 at 100.00	N/R		294,441

860	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A, 4.625%, 8/15/28 – MBIA Insured	2/08 at 101.00	AAA		849,749
1,160	Total Indiana				1,144,190
	Iowa – 1.3%

970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/19	7/16 at 100.00	BBB–		968,642
	Louisiana – 0.5%

340	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA		354,997
	Maine – 0.3%

255	Winslow, Maine, General Obligation Tax Increment Financing Bonds, Crowe Rope Industries, Series 1997A, 6.000%, 3/01/11 – MBIA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA		260,508
	Massachusetts – 1.9%

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		899,549

545	Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, Series 1997A, 5.550%, 1/01/17 – MBIA Insured	1/08 at 100.00	AAA		569,203
1,430	Total Massachusetts				1,468,752
	Michigan – 1.3%

465	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2005B, 5.000%, 7/15/11	No Opt. Call	AA		484,949

540	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.000%, 8/15/13	8/08 at 101.00	BB–		540,351
1,005	Total Michigan				1,025,300
	Minnesota – 0.7%

500	Minnesota, General Obligation Bonds, Series 1998, 5.000%, 11/01/17 (Pre-refunded 11/01/08)	11/08 at 100.00	AAA		508,300
	Mississippi – 1.3%

500	Jones County, Mississippi, Hospital Revenue Bonds, South Central Regional Medical Center, Series 1997, 5.400%, 12/01/11 (Pre-refunded 12/01/07)	12/07 at 100.00	N/R	(4)	501,385

500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi Power, Series 2006A, 5.000%, 3/01/21 – XLCA Insured	3/16 at 100.00	AAA		522,165
1,000	Total Mississippi				1,023,550
	Missouri – 1.2%

1,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA		402,520

500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/21 – MBIA Insured	1/16 at 100.00	AAA		526,745
1,500	Total Missouri				929,265

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

September 30, 2007

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)		Value

	Nevada – 0.7%

$480	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003, 5.125%, 7/01/17 – AMBAC Insured	7/13 at 100.00	AAA		$514,642

15	Nevada Housing Division, Single Family Mortgage Bonds, Mezzanine Series 1997B-1, 6.000%, 4/01/15 (Alternative Minimum Tax)	10/07 at 102.00	Aa3		15,130
495	Total Nevada				529,772
	New Jersey – 1.1%

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/22 – FSA Insured	No Opt. Call	AAA		555,270

245	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		263,373
745	Total New Jersey				818,643
	New York – 3.2%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	AAA		527,410

400	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	2/08 at 101.00	AA		404,592

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:

1,000	5.500%, 6/01/15	6/10 at 100.00	AA–		1,041,890
500	5.500%, 6/01/16	6/11 at 100.00	AA–		527,730
2,400	Total New York				2,501,622
	North Carolina – 2.4%

940	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1997A, 5.375%, 1/01/24 – MBIA Insured	1/08 at 101.00	AAA		953,075

835	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%, 1/01/10 (ETM)	No Opt. Call	AAA		904,105
1,775	Total North Carolina				1,857,180
	Ohio – 1.7%

250	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 5.750%, 1/01/22	7/13 at 100.00	AA–		266,658

1,000	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	2/08 at 101.00	BBB+		1,012,310
1,250	Total Ohio				1,278,968
	Oklahoma – 0.6%

470	Edmond Public Works Authority, Oklahoma, Utility System Revenue Refunding Bonds, Series 1999, 5.600%, 7/01/19 (Pre-refunded 7/01/09) – AMBAC Insured	7/09 at 100.00	AAA		487,028
	Oregon – 0.5%

375	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)	1/14 at 100.00	Aa2		383,936
	South Carolina – 3.5%

250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/20	12/14 at 100.00	A		259,818

1,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)	12/12 at 101.00	AA–	(4)	1,115,050

500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/20 – MBIA Insured	8/14 at 100.00	AAA		530,915

775	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB		796,995
2,525	Total South Carolina				2,702,778

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 4.2%

$2,000	Abilene Higher Education Authority, Inc., Texas, Student Loan Revenue Bonds, Subordinate Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)	11/08 at 100.00	Aa3	$2,016,098

500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured	12/11 at 100.00	AAA	527,780

1,550	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%, 11/15/30 – MBIA Insured	No Opt. Call	AAA	505,874

630	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	AAA	211,415
4,680	Total Texas			3,261,167
	Utah – 0.6%

260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 – RAAI Insured	6/15 at 100.00	AA	263,123

200	Utah State Board of Regents, Student Loan Revenue Bonds, Series 1995N, 6.000%, 5/01/08 – AMBAC Insured (Alternative Minimum Tax)	11/07 at 100.00	AAA	200,366
460	Total Utah			463,489
	Virginia – 1.4%

250	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Refunding Bonds, Inova Health System, Series 1998A, 5.000%, 8/15/25	2/08 at 101.00	AA+	251,160

830	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1998B, 5.000%, 10/01/28 – MBIA Insured (Alternative Minimum Tax)	10/08 at 101.00	AAA	837,138
1,080	Total Virginia			1,088,298
	Washington – 3.2%

1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	2/09 at 101.00	AAA	1,264,775

465	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004, 5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	AAA	483,879

680	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	714,218
2,405	Total Washington			2,462,872
	West Virginia – 0.6%

500	West Virginia Hospital Finance Authority, Revenue Bonds, United Hospital Center Inc. Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured	6/16 at 100.00	AAA	490,371
	Wisconsin – 0.7%

520	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.375%, 6/01/32	6/12 at 100.00	BBB	534,067
$47,290	Total Municipal Bonds (cost $40,402,031)			41,257,574
	SHORT-TERM INVESTMENTS – 1.9%

$1,000	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable Rate Demand Obligations, Series 2005, 4.150%, 7/01/35 – FSA Insured (5)		VMIG-1	1,000,000

500	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian Medical Center, Variable Rate Demand Obligations, Series 1985C, 4.150%, 12/01/15 – MBIA Insured (5)		VMIG-1	500,000

$1,500	Total Short-Term Investments (cost $1,500,000)			1,500,000
	Total Investments (cost $68,240,259) – 98.4%			76,017,373

	Other Assets Less Liabilities – 1.6%			1,255,447

	Net Assets – 100%			$77,272,820

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

September 30, 2007

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Non-income producing.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on debt securities, if any, timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities, and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2007, the cost of investments was $68,327,628.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$8,180,089
Depreciation	(490,344)
Net unrealized appreciation (depreciation) of investments	$7,689,745

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund

September 30, 2007

Shares	Description	Value

	COMMON STOCKS – 61.0%

	Aerospace & Defense – 1.2%

12,100	Honeywell International Inc.	$719,587
	Beverages – 3.5%

16,400	Coca-Cola Company	942,508

15,150	PepsiCo, Inc.	1,109,889
	Total Beverages	2,052,397

	Building Products – 1.0%

25,000	Masco Corporation	579,250
	Capital Markets – 5.4%

22,913	Bank of New York Company, Inc.	1,011,380

27,600	JPMorgan Chase & Co.	1,264,632

14,554	Morgan Stanley	916,902
	Total Capital Markets	3,192,914

	Chemicals – 1.7%

20,350	E.I. Du Pont de Nemours and Company	1,008,546
	Commercial Banks – 3.7%

21,400	Bank of America Corporation	1,075,778

30,900	Wells Fargo & Company	1,100,658
	Total Commercial Banks	2,176,436

	Communications Equipment – 3.9%

25,700	Cisco Systems, Inc., (1)	850,927

19,850	Corning Incorporated	489,303

51,950	Motorola, Inc.	962,634
	Total Communications Equipment	2,302,864

	Computers & Peripherals – 1.2%

14,200	Hewlett-Packard Company	707,018
	Consumer Finance – 1.2%

10,950	Capital One Financial Corporation	727,409
	Containers & Packaging – 0.1%

2,550	Temple-Inland Inc.	134,207
	Diversified Financial Services – 2.7%

33,574	Citigroup Inc.	1,566,899
	Diversified Telecommunication Services – 2.5%

34,345	AT&T Inc.	1,453,137
	Food & Staples Retailing – 1.5%

22,200	CVS Caremark Corporation	879,786
	Hotels, Restaurants & Leisure – 0.3%

12,169	Intercontinental Hotels Group PLC, ADR	241,676
	Household Products – 1.9%

15,900	Procter & Gamble Company	1,118,406
	Industrial Conglomerates – 3.2%

31,050	General Electric Company	1,285,470

9,500	Textron Inc.	590,995
	Total Industrial Conglomerates	1,876,465

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund (continued)

September 30, 2007

Shares	Description	Value

	Insurance – 2.2%

19,150	American International Group, Inc.	$1,295,497
	Media – 1.5%

22,850	Viacom Inc., Class B, (1)	890,465
	Metals & Mining – 1.4%

2,325	Rio Tinto PLC, Sponsored ADR	798,405
	Multiline Retail – 0.9%

8,550	Target Corporation	543,524
	Oil, Gas & Consumable Fuels – 7.6%

7,150	Exxon Mobil Corporation	661,804

10,200	Hess Corporation	678,606

18,050	Occidental Petroleum Corporation	1,156,644

13,950	Total SA, Sponsored ADR	1,130,368

14,000	XTO Energy, Inc.	865,760
	Total Oil, Gas & Consumable Fuels	4,493,182

	Paper & Forest Products – 1.2%

19,450	International Paper Company	697,672
	Pharmaceuticals – 5.7%

36,400	Bristol-Myers Squibb Company	1,049,047

22,050	Merck & Co. Inc.	1,139,764

21,150	Norvatis AG, ADR	1,162,404
	Total Pharmaceuticals	3,351,215

	Real Estate – 1.2%

30,250	Host Hotels & Resorts Inc.	678,810
	Road & Rail – 1.2%

13,150	Norfolk Southern Corporation	682,616
	Semiconductors & Equipment – 1.5%

23,450	Texas Instruments Incorporated	858,035
	Wireless Telecommunication Services – 1.6%

25,800	Vodafone Group PLC, Sponsored ADR	936,540
	Total Common Stocks (cost $28,574,248)	35,962,958

Principal Amount (000)	Description	Coupon	Maturity	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 37.7%

$2,935	United States of America Treasury Bonds	7.250%	5/15/16	$3,494,716

2,150	United States of America Treasury Bonds	7.250%	8/15/22	2,688,173

1,480	United States of America Treasury Bonds	6.000%	2/15/26	1,676,563

2,500	United States of America Treasury Inflation Indexed Obligations	4.250%	11/30/07	2,501,760

4,275	United States of America Treasury Notes	4.750%	11/15/08	4,311,739

3,880	United States of America Treasury Notes	5.750%	8/15/10	4,060,967

3,435	United States of America Treasury Notes	4.250%	11/15/13	3,426,145
20,655	Total U.S. Government and Agency Obligations (cost $21,412,544)			22,160,063

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4%

$853	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $853,123, collateralized by $645,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $876,394	3.750%	10/01/07	$852,856

	Total Short-Term Investments (cost $852,856)			852,856

	Total Investments (cost $50,839,648) – 100.1%			58,975,877

	Other Assets Less Liabilities – (0.1)%			(64,412)

	Net Assets – 100%			$58,911,465

(1)	Non-income producing.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on debt securities, if any, timing differences in recognizing amortization of premium on taxable debt securities, and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2007, the cost of investments was $51,315,642.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$8,141,978
Depreciation	(481,743)
Net unrealized appreciation (depreciation) of investments	$7,660,235

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

September 30, 2007

Shares	Description	Value

	COMMON STOCKS – 95.9%

	Aerospace & Defense – 4.0%

253,200	Lockheed Martin Corporation	$27,469,668

450,000	Raytheon Company	28,719,000
	Total Aerospace & Defense	56,188,668

	Biotechnology – 1.7%

421,600	Amgen Inc., (1)	23,849,912

	Capital Markets – 2.0%

600,000	JPMorgan Chase & Co.	27,492,000

	Commercial Banks – 0.7%

200,000	Wachovia Corporation	10,030,000

	Commercial Services & Supplies – 1.8%

550,000	Pitney Bowes Inc.	24,981,000

	Communications Equipment – 4.7%

1,978,700	ECI Telecommunications Limited, (1)	19,707,852

2,513,900	Motorola, Inc.	46,582,567
	Total Communications Equipment	66,290,419

	Computers & Peripherals – 0.6%

2,200,000	Quantum Corporation, (1)	7,480,000

	Consumer Finance – 1.7%

1,373,000	Americredit Corp., (1)	24,137,340

	Containers & Packaging – 1.3%

631,100	Packaging Corp. of America	18,346,077

	Diversified Financial Services – 2.0%

600,000	Citigroup Inc.	28,002,000

	Diversified Telecommunication Services – 1.5%

1,100,000	Sprint Nextel Corporation	20,900,000

	Electronic Equipment & Instruments – 1.6%

599,152	Agilent Technologies, Inc., (1)	22,096,726

	Food Products – 0.8%

655,800	Tyson Foods, Inc., Class A	11,706,030

	Health Care Providers & Services – 1.2%

308,500	Aetna Inc.	16,742,295

	Independent Power Producers & Energy Traders – 2.0%

648,200	NRG Energy Inc., (1)	27,412,378

	Insurance – 12.5%

629,600	Aon Corporation	28,212,376

600,000	Genworth Financial Inc., Class A	18,438,000

800,000	Hartford Financial Services Group, Inc.	74,040,000

800,000	Loews Corporation	38,680,000

475,000	MGIC Investment Corporation	15,347,250
	Total Insurance	174,717,626

Shares	Description	Value

	Machinery – 1.1%

6,000	Illinois Tool Works Inc.	$357,840

275,000	Ingersoll Rand Company Limited, Class A	14,979,250
	Total Machinery	15,337,090

	Media – 10.9%

793,000	CBS Corporation, Class B	24,979,500

755,700	Clear Channel Communications, Inc.	28,293,408

1,253,100	Comcast Corporation, Special Class A, (1)	30,024,276

368,758	Liberty Media Holding Corporation Interactive, Class A, (1)	7,083,841

1,602,000	Viacom Inc., Class B, (1)	62,429,940
	Total Media	152,810,965

	Metals & Mining – 5.2%

1,100,000	Barrick Gold Corporation	44,308,000

78,300	POSCO, ADR	13,997,691

136,200	United States Steel Corporation	14,429,028
	Total Metals & Mining	72,734,719

	Oil, Gas & Consumable Fuels – 12.6%

586,800	Apache Corporation	52,847,208

254,300	Hess Corporation	16,918,579

1,060,000	Noble Energy, Inc.	74,242,400

469,000	Southwestern Energy Company, (1)	19,627,650

988,800	Warren Resources Inc., (1)	12,399,552
	Total Oil, Gas, & Consumable Fuels	176,035,389

	Paper & Forest Products – 2.0%

628,500	Bowater Incorporated	9,377,220

1,200,000	Sappi Limited, Sponsored ADR	18,360,000
	Total Paper & Forest Products	27,737,220

	Pharmaceuticals – 2.0%

672,000	Sanofi-Aventis, ADR	28,506,240

	Real Estate/Mortgage – 1.0%

3,037,070	Friedman, Billings, Ramsey Group, Inc., Class A	14,000,893

	Semiconductors & Equipment – 0.6%

907,783	Mattson Technology, Inc., (1)	7,852,323

	Software – 7.6%

4,150,677	CA Inc.	106,755,412
	Thrifts & Mortgage Finance – 9.9%

1,550,000	Countrywide Financial Corporation	29,465,500

950,000	Fannie Mae	57,769,500

1,695,000	IndyMac Bancorp, Inc.	40,018,950

500,000	Radian Group Inc.	11,640,000
	Total Thrifts & Mortgage Finance	138,893,950

	Tobacco – 2.9%

576,400	Altria Group, Inc.	40,077,092
	Total Common Stocks (cost $1,208,545,177)	1,341,113,764

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

September 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%

$49,505	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $49,520,890 collateralized by: $8,035,000 U.S. Treasury Bonds, 8.500%, due 2/12/20, value $10,917,556.25 $22,300,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $30,913,375 $6,875,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $8,671,094	3.750%	10/01/07	$49,505,420

	Total Short-Term Investments (cost $49,505,420)			49,505,420

	Total Investments (cost $1,258,050,597) – 99.4%			1,390,619,184

	Other Assets Less Liabilities – 0.6%			8,385,187

	Net Assets – 100%			$1,399,004,371

(1)	Non-income producing.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2007, the cost of investments was $1,258,089,402.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$242,883,464
Depreciation	(110,353,682)
Net unrealized appreciation (depreciation) of investments	$132,529,782

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

September 30, 2007

Shares	Description	Value

	COMMON STOCKS – 90.6%

	Aerospace & Defense – 4.3%

3,700	Lockheed Martin Corporation	$401,413

4,700	Raytheon Company	299,954
	Total Aerospace & Defense	701,367

	Biotechnology – 1.6%

4,500	Amgen Inc., (1)	254,565

	Capital Markets – 2.3%

8,000	JPMorgan Chase & Co.	366,560

	Commercial Banks – 4.3%

6,400	Bank of America Corporation	321,728

10,700	Wells Fargo & Company	381,134
	Total Commercial Banks	702,862

	Commercial Services & Supplies – 2.9%

10,500	Pitney Bowes Inc.	476,910

	Communications Equipment – 3.1%

26,900	Motorola, Inc.	498,457

	Diversified Financial Services – 3.6%

12,600	Citigroup Inc.	588,042

	Diversified Telecommunication Services – 3.5%

8,000	AT&T Inc.	338,480

11,800	Sprint Nextel Corporation	224,200
	Total Diversified Telecommunication Services	562,680

	Electronic Equipment & Instruments – 0.7%

3,200	Agilent Technologies, Inc., (1)	118,016

	Food Products – 1.4%

5,976	Kraft Foods Inc.	206,232

1,100	Tyson Foods, Inc., Class A	19,635
	Total Food Products	225,867

	Health Care Providers & Services – 1.4%

4,150	Aetna Inc.	225,221

	Household Products – 1.8%

4,200	Kimberly-Clark Corporation	295,092

	Insurance – 13.1%

6,000	Aon Corporation	268,860

15,000	Genworth Financial Inc., Class A	460,950

7,300	Hartford Financial Services Group, Inc.	675,615

10,000	Loews Corporation	483,500

7,500	MGIC Investment Corporation	242,325
	Total Insurance	2,131,250

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

September 30, 2007

Shares	Description	Value
	Machinery – 2.0%

2,700	Illinois Tool Works Inc.	$161,028

3,000	Ingersoll Rand Company Limited, Class A	163,410
	Total Machinery	324,438

	Media – 9.7%

1,500	CBS Corporation, Class B	47,250

8,100	Clear Channel Communications, Inc.	303,264

15,000	Comcast Corporation, Special Class A, (1)	359,400

9,900	Liberty Media Holding Corporation Interactive, Class A, (1)	190,179

17,200	Viacom Inc., Class B, (1)	670,284
	Total Media	1,570,377

	Metals & Mining – 4.5%

13,300	Barrick Gold Corporation	535,724

1,800	United States Steel Corporation	190,692
	Total Metals & Mining	726,416

	Oil, Gas & Consumable Fuels – 10.4%

7,000	Apache Corporation	630,420

3,300	ConocoPhillips	289,641

3,200	Hess Corporation	212,896

8,000	Noble Energy, Inc.	560,320
	Total Oil, Gas, & Consumable Fuels	1,693,277

	Paper & Forest Products – 1.2%

5,600	International Paper Company	200,872

	Pharmaceuticals – 2.0%

7,500	Sanofi-Aventis, ADR	318,150

	Road & Rail – 0.3%

450	Union Pacific Corporation	50,877

	Software – 7.2%

33,500	CA Inc.	861,620

10,500	Microsoft Corporation	309,330
	Total Software	1,170,950

	Thrifts & Mortgage Finance – 6.5%

15,000	Countrywide Financial Corporation	285,150

9,800	Fannie Mae	595,938

7,700	Radian Group Inc.	179,256
	Total Thrifts & Mortgage Finance	1,060,344

	Tobacco – 2.8%

6,500	Altria Group, Inc.	451,944
	Total Common Stocks (cost $14,844,154)	14,714,534

Principal Amount (000)	Description	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 8.8%

$1,435	Repurchase Agreement with State Street Bank, dated 9/28/07, repurchase price $1,435,247 collateralized by $1,130,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $1,467,599	3.750%	10/01/07	$1,434,799

	Total Short-Term Investments (cost $1,434,799)			1,434,799

	Total Investments (cost $16,278,953) – 99.4%			16,149,333

	Other Assets Less Liabilities – 0.6%			91,480

	Net Assets – 100%			$16,240,813

(1)	Non-income producing.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2007, the cost of investments was $16,278,953.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$757,738
Depreciation	(887,358)
Net unrealized appreciation (depreciation) of investments	$(129,620)

Portfolio of Investments (Unaudited)

Nuveen Small/Mid-Cap Value Fund

September 30, 2007

Shares	Description	Value

	Common Stocks – 95.7%

	Aerospace & Defense – 2.1%

67,500	Esterline Technologies Corporation, (1)	$3,850,875

	Building Products – 3.3%

399,550	Griffon Corporation, (1)	6,033,205

	Chemicals – 5.5%

84,600	Agrium Inc., ADR	4,600,548

91,600	Ferro Corporation	1,830,168

102,500	Rockwood Holdings Inc., (1)	3,672,575
	Total Chemicals	10,103,291

	Containers & Packaging – 3.5%

87,300	Packaging Corp. of America	2,537,811

326,550	Smurfit-Stone Container Corporation, (1)	3,814,104
	Total Containers & Packaging	6,351,915

	Electrical Equipment – 2.6%

60,900	Lincoln Electric Holdings Inc.	4,726,449

	Electronic Equipment & Instruments – 10.9%

109,450	Arrow Electronics, Inc., (1)	4,653,814

174,650	Coherent Inc., (1)	5,602,772

69,700	General Cable Corporation, (1)	4,678,264

184,409	Tektronix Inc.	5,115,506
	Total Electronic Equipment & Instruments	20,050,356

	Food Products – 4.1%

477,300	Del Monte Foods Company	5,011,650

81,300	Smithfield Foods, Inc., (1)	2,560,950
	Total Food Products	7,572,600

	Health Care Providers & Services – 3.8%

110,300	Community Health Systems Inc., (1)	3,467,832

108,100	Omnicare, Inc.	3,581,353
	Total Health Care Providers & Services	7,049,185

	Household Durables – 3.1%

199,600	Newell Rubbermaid Inc.	5,752,472

	Independent Power Producers & Energy Traders – 1.1%

49,600	NRG Energy Inc., (1)	2,097,584

	Insurance – 4.6%

139,900	Hanover Insurance Group Inc.	6,182,181

69,800	MGIC Investment Corporation	2,255,238
	Total Insurance	8,437,419

Shares	Description	Value

	Machinery – 10.7%

97,400	AGCO Corporation, (1)	$4,944,998

53,600	Gardner Denver, Inc., (1)	2,090,400

53,350	Kennametal Inc.	4,480,333

35,400	Oshkosh Truck Corporation	2,193,738

225,520	Sauer-Danfoss, Inc.	6,016,874
	Total Machinery	19,726,343

	Metals & Mining – 7.0%

15,800	Carpenter Technology Inc.	2,054,158

48,450	Century Aluminum Company, (1)	2,550,893

271,100	Gibraltar Industries Inc.	5,015,350

57,350	Reliance Steel & Aluminum Company	3,242,569
	Total Metals & Mining	12,862,970

	Multiline Retail – 3.3%

218,250	Casey’s General Stores, Inc.	6,045,525

	Oil, Gas & Consumable Fuels – 13.9%

158,700	Acergy S.A., Sponsored ADR	4,713,390

149,250	Denbury Resources Inc., (1)	6,669,983

93,050	Noble Energy, Inc.	6,517,222

55,100	Range Resources Corporation	2,240,366

128,200	Southwestern Energy Company, (1)	5,365,170
	Total Oil, Gas, & Consumable Fuels	25,506,131

	Paper & Forest Products – 7.6%

227,400	Bowater Incorporated	3,392,808

226,000	MeadWestvaco Corporation	6,673,777

235,300	Sappi Limited, Sponsored ADR	3,600,090

20,950	Wausau Paper Corp.	233,593
	Total Paper & Forest Products	13,900,268

	Real Estate/Mortgage – 0.8%

360,250	Friedman, Billings, Ramsey Group, Inc., Class A	1,660,753

	Specialty Retail – 2.1%

257,000	Pacific Sunwear of California, Inc., (1)	3,803,600

	Textiles Apparel & Luxury Goods – 2.0%

100,050	Fossil Inc., (1)	3,737,868

	Thrifts & Mortgage Finance – 2.4%

188,900	Radian Group Inc.	4,397,592

	Trading Companies & Distributors – 1.3%

54,850	WESCO International Inc., (1)	2,355,259
	Total Common Stocks (cost $190,149,355)	176,021,660

Portfolio of Investments (Unaudited)

Nuveen Small/Mid-Cap Value Fund (continued)

September 30, 2007

Principal Amount (000)	Description	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.8%

$5,208	Repurchase Agreement with State Street Bank, dated 9/28/07, repurchase price $5,209,822 collateralized by $5,125,000 U.S. Treasury Bonds, 4.875%, due 6/30/12, value $5,317,188	3.750%	10/01/07	$5,208,194

	Total Short-Term Investments (cost $5,208,194)			5,208,194

	Total Investments (cost $195,357,549) – 98.5%			181,229,854

	Other Assets Less Liabilities – 1.5%			2,676,492

	Net Assets – 100%			$183,906,346

(1)	Non-income producing.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2007, the cost of investments was $195,359,203.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$7,075,049
Depreciation	(21,204,398)
Net unrealized appreciation (depreciation) of investments	$(14,129,349)

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

September 30, 2007

Shares	Description	Value

	COMMON STOCKS – 94.4%

	Building Products – 2.8%

389,650	Griffon Corporation, (1)	$5,883,715

	Commercial Banks – 2.0%

222,665	Bancorp, Inc., (1)	4,110,396

	Communications Equipment – 3.4%

139,500	CommScope Inc., (1)	7,008,480

	Computers & Peripherals – 1.0%

632,900	Quantum Corporation, (1)	2,151,860

	Containers & Packaging – 1.6%

278,600	Smurfit-Stone Container Corporation, (1)	3,254,048

	Electrical Equipment – 4.0%

105,700	Lincoln Electric Holdings Inc.	8,203,377

	Electronic Equipment & Instruments – 5.2%

105,550	General Cable Corporation, (1)	7,084,516

344,300	Keithley Instruments, Inc.	3,649,580
	Total Electronic Equipment & Instruments	10,734,096

	Food Products – 4.8%

567,900	Del Monte Foods Company	5,962,950

122,412	Smithfield Foods, Inc., (1)	3,855,978
	Total Food Products	9,818,928

	Health Care Providers & Services – 1.5%

96,700	Community Health Systems Inc., (1)	3,040,248

	Hotels Restaurants & Leisure – 2.7%

185,200	Bob Evans Farms	5,589,336

	Household Durables – 2.2%

223,300	Hooker Furniture Corporation	4,470,466

	Household Products – 4.1%

250,149	WD 40 Company	8,540,087

	Insurance – 0.9%

214,800	PMA Capital Corporation, Class A, (1)	2,040,600

	Machinery – 13.2%

144,100	Albany International Corporation, Class A	5,402,309

135,359	Kadant Inc., (1)	3,790,052

97,890	Kennametal Inc.	8,220,802

86,900	RBC Bearings Inc., (1)	3,332,615

244,100	Sauer-Danfoss, Inc.	6,512,588
	Total Machinery	27,258,366

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

September 30, 2007

Shares	Description	Value

	Metals & Mining – 3.5%

59,700	Century Aluminum Company, (1)	$3,143,205

222,100	Gibraltar Industries Inc.	4,108,850
	Total Metals & Mining	7,252,055

	Multiline Retail – 3.4%

250,350	Casey’s General Stores, Inc.	6,934,695

	Oil, Gas & Consumable Fuels – 13.1%

184,800	Acergy S.A., Sponsored ADR	5,488,560

125,800	Bill Barrett Corporation, (1)	4,957,778

162,254	Denbury Resources Inc., (1)	7,251,131

60,900	Range Resources Corporation	2,476,194

540,350	Warren Resources Inc., (1)	6,775,989
	Total Oil, Gas, & Consumable Fuels	26,949,652

	Paper & Forest Products – 11.6%

271,900	Bowater Incorporated	4,056,748

131,600	Buckeye Technologies Inc., (1)	1,992,424

457,800	Glatfelter	6,793,752

355,700	Sappi Limited, Sponsored ADR	5,442,210

510,994	Wausau Paper Corp.	5,697,583
	Total Paper & Forest Products	23,982,717

	Real Estate/Mortgage – 1.3%

505,700	Alesco Financial Inc.	2,488,044

140,790	New York Mortgage Trust, Inc.	118,264
	Total Real Estate/Mortgage	2,606,308

	Road & Rail – 3.4%

455,700	Marten Transport, Ltd., (1)	7,022,337

	Semiconductors & Equipment – 0.5%

142,600	Mattson Technology, Inc., (1)	1,233,490

	Specialty Retail – 3.2%

325,591	Golfsmith International Holdings Inc., (1)	2,279,137

286,000	Pacific Sunwear of California, Inc., (1)	4,232,800
	Total Specialty Retail	6,511,937

	Textiles Apparel & Luxury Goods – 2.1%

115,300	Fossil Inc., (1)	4,307,608

	Thrifts & Mortgage Finance – 2.9%

298,100	Franklin Bank Corporation, (1)	2,742,520

135,700	IndyMac Bancorp, Inc.	3,203,877
	Total Thrifts & Mortgage Finance	5,946,397

	Total Common Stocks (cost $188,185,958)	194,851,199

Principal Amount (000)	Description	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.4%

$13,290	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $13,294,440 collateralized by $9,980,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $13,560,325	3.750%	10/01/07	$13,290,287

	Total Short-Term Investments (cost $13,290,287)			13,290,287

	Total Investments (cost $201,476,245) – 100.8%			208,141,486

	Other Assets Less Liabilities – (0.8)%			(1,647,719)

	Net Assets – 100%			$206,493,767

(1)	Non-income producing.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2007, the cost of investments was $201,653,463.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$27,827,168
Depreciation	(21,339,145)
Net unrealized appreciation (depreciation) of investments	$6,488,023

Portfolio of Investments (Unaudited)

Nuveen Global Value Fund (formerly NWQ Global Value Fund)

September 30, 2007

Shares	Description	Value

	COMMON STOCKS – 96.9%

	Aerospace & Defense – 2.1%

1,850	Lockheed Martin Corporation	$200,707

3,450	Raytheon Company	220,179
	Total Aerospace & Defense	420,886

	Beverages – 2.1%

6,600	Coca-Cola West Holdings Company	155,139

20,000	Kirin Brewery Company Limited	264,659
	Total Beverages	419,798

	Biotechnology – 0.8%

2,925	Amgen Inc., (1)	165,467

	Building Products – 0.5%

6,400	JS Group Corporation	111,324

	Capital Markets – 1.6%

6,900	JPMorgan Chase & Co.	316,158

	Chemicals – 1.1%

94,750	Dyno Nobel, Limited	227,006

	Commercial Banks – 1.6%

9,400	Wells Fargo & Company	334,828

	Commercial Services & Supplies – 3.2%

1,650	Dai Nippon Printing Co., Ltd., ADR	46,712

25,000	Dai Nippon Printing Co., Ltd.	357,376

5,200	Pitney Bowes Inc.	236,184
	Total Commercial Services & Supplies	640,272

	Communications Equipment – 2.9%

26,200	Alcatel	268,991

17,250	Motorola, Inc.	319,643
	Total Communications Equipment	588,634

	Computers & Peripherals – 1.5%

10,600	Gemalto NV, (1)	307,138

	Consumer Finance – 0.4%

3,240	Takefuji Corporation	64,312

	Diversified Financial Services – 2.4%

10,550	Citigroup Inc.	492,368

	Diversified Telecommunication Services – 11.2%

6,300	AT&T Inc.	266,553

4,810	Belgacom S.A.	223,186

22,992	Chunghwa Telecom Co., Ltd., Sponsored ADR	424,885

11,870	KT Corporation, Sponsored ADR	297,344

17,480	Nippon Telegraph and Telephone Corporation, ADR	406,760

12,900	Sprint Nextel Corporation	245,100

173,700	Telecom Italia S.p.A.	418,840
	Total Diversified Telecommunication Services	2,282,668

Shares	Description	Value

	Electric Utilities – 2.1%

15,434	Centrais Electricas Brasileiras SA, Electrobras, (1)	$226,500

8,760	Korea Electric Power Corporation, Sponsored ADR	202,794
	Total Electric Utilities	429,294

	Electronic Equipment & Instruments – 0.3%

1,906	Agilent Technologies, Inc., (1)	70,293

	Energy Equipment & Services – 1.6%

220	Areva CI	222,529

1,050	Technip SA	93,877
	Total Energy Equipment & Services	316,406

	Food Products – 0.8%

2,404	Kraft Foods Inc.	82,962

4,500	Tyson Foods, Inc., Class A	80,325
	Total Food Products	163,287

	Health Care Providers & Services – 0.8%

3,100	Aetna Inc.	168,237

	Household Durables – 1.1%

17,000	Sekisui House, Ltd.	214,008

	Household Products – 1.4%

4,175	Kimberly-Clark Corporation	293,336

	Insurance – 4.6%

4,550	Aon Corporation	203,886

8,450	Genworth Financial Inc., Class A	259,669

4,300	Hartford Financial Services Group, Inc.	397,965

2,300	MGIC Investment Corporation	74,313
	Total Insurance	935,833

	Leisure Equipment & Products – 1.6%

6,900	Fuji Photo Film Co., Ltd.	318,974

	Machinery – 2.0%

2,800	Illinois Tool Works Inc.	166,992

4,300	Ingersoll Rand Company Limited, Class A	234,221
	Total Machinery	401,213

	Media – 6.3%

7,850	CBS Corporation, Class B	247,275

3,500	Clear Channel Communications, Inc.	131,040

6,450	Comcast Corporation, Special Class A, (1)	154,542

5,962	Liberty Media Holding Corporation Interactive, Class A, (1)	114,530

11,750	Premiere AG, (1)	253,669

9,900	Viacom Inc., Class B, (1)	385,803
	Total Media	1,286,859

Portfolio of Investments (Unaudited)

Nuveen Global Value Fund (formerly NWQ Global Value Fund) (continued)

September 30, 2007

Shares	Description	Value

	Metals & Mining – 15.1%

32,440	Alumina Limited	$205,529

6,710	AngloGold Ashanti Limited, Sponsored ADR	314,632

7,850	Apex Silver Mines Limited, (1)	152,683

11,918	Barrick Gold Corporation	480,056

11,450	Gold Fields Limited	206,337

6,236	Impala Platinum Holdings Limited	217,241

16,200	Ivanhoe Mines Ltd., (1)	211,410

55,800	Lihir Gold Limited, (1)	195,086

8,450	Newcrest Mining Limited	209,947

6,800	Newmont Mining Corporation	304,164

12,500	NovaGold Resources Inc., (1)	206,375

2,600	Rio Tinto PLC	224,912

1,300	United States Steel Corporation	137,722
	Total Metals & Mining	3,066,094

	Oil, Gas & Consumable Fuels – 12.2%

4,100	Apache Corporation	369,246

27,800	BP PLC	322,787

3,300	Hess Corporation	219,549

24,000	Nippon Oil Corporation	222,940

7,150	Noble Energy, Inc.	500,785

13,600	OPTI Canada Inc., (1)	254,594

1,850	Petro Canada	106,172

3,867	Royal Dutch Shell PLC, Class B, Sponsored ADR	317,481

1,700	Suncor Energy, Inc.	161,177
	Total Oil, Gas, & Consumable Fuels	2,474,731

	Paper & Forest Products – 1.1%

6,200	International Paper Company	222,394

	Personal Products – 0.7%

6,000	Shiseido Company, Limited	133,200

	Pharmaceuticals – 1.0%

7,100	Daiichi Sankyo Company Limited	213,250

	Road & Rail – 1.2%

2,100	Union Pacific Corporation	237,426

	Software – 4.8%

19,500	CA Inc.	501,539

10,000	Microsoft Corporation	294,600

13,100	Sega Sammy Holdings Inc.	174,492
	Total Software	970,631

	Textiles Apparel & Luxury Goods – 0.9%

15,000	Wacoal Holdings Corporation	184,260

Shares	Description	Value

	Thrifts & Mortgage Finance – 3.7%

8,050	Countrywide Financial Corporation	$153,031

8,550	Fannie Mae	519,924

3,350	Radian Group Inc.	77,988
	Total Thrifts & Mortgage Finance	750,943

	Tobacco – 1.2%

3,475	Altria Group, Inc.	241,617

	Wireless Telecommunication Services – 1.0%

58,406	Vodafone Group PLC	210,915
	Total Common Stocks (cost $17,247,946)	19,674,060

Shares	Description	Value
	WARRANTS – 0.1%

3,535	Newcrest Mining Limited	$18,350
	Total Warrants (cost $0)	18,350

	Total Investments (cost $17,247,946) – 97.0%	19,692,410

	Other Assets Less Liabilities – 3.0%	619,354

	Net Assets – 100%	$20,311,764

(1)	Non-income producing.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2007, the cost of investments was $17,252,997.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$3,142,988
Depreciation	(703,575)
Net unrealized appreciation (depreciation) of investments	$2,439,413

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

September 30, 2007

Shares	Description	Value

	COMMON STOCKS – 77.3%

	Auto Components – 0.5%

27,700	Magna International Inc., Class A	$2,667,787

	Biotechnology – 2.1%

200,700	Amgen Inc., (1)	11,353,599

	Commercial Services & Supplies – 3.7%

1,011,500	Allied Waste Industries, Inc., (1)	12,896,625

147,300	Toppan Printing Company Limited, ADR	7,630,140
	Total Commercial Services & Supplies	20,526,765

	Construction & Engineering – 1.4%

128,000	Shaw Group Inc., (1)	7,436,800

	Diversified Telecommunication Services – 5.3%

544,500	Chunghwa Telecom Co., Ltd., Sponsored ADR	10,062,360

120,500	KT Corporation, Sponsored ADR	3,018,525

680,900	Nippon Telegraph and Telephone Corporation, ADR	15,844,543
	Total Diversified Telecommunication Services	28,925,428

	Electric Utilities – 8.0%

33,100	American Electric Power Company, Inc.	1,525,248

370,000	Centrais Electricas Brasileiras S.A., ADR	5,189,250

154,200	DTE Energy Company	7,469,448

423,700	IDACORP, INC	13,871,938

10,600	Korea Electric Power Corporation, Sponsored ADR	245,390

662,600	PNM Resources Inc.	15,425,328
	Total Electric Utilities	43,726,602

	Electronic Equipment & Instruments – 2.7%

503,900	Samsung SDI Company Ltd., Series 144A	8,452,015

164,300	Tech Data Corporation, (1)	6,591,716
	Total Electronic Equipment & Instruments	15,043,731

	Energy Equipment & Services – 2.8%

395,200	BJ Services Company	10,492,560

52,750	Technip SA, ADR	4,694,750
	Total Energy Equipment & Services	15,187,310

	Food & Staples Retailing – 1.2%

58,500	Kroger Co.	1,668,420

113,100	Wal-Mart Stores, Inc.	4,936,815
	Total Food & Staples Retailing	6,605,235

	Food Products – 5.2%

86,500	Sara Lee Corporation	1,443,685

502,600	Smithfield Foods, Inc., (1)	15,831,900

635,500	Tyson Foods, Inc., Class A	11,343,675
	Total Food Products	28,619,260

Shares	Description	Value

	Health Care Providers & Services – 1.8%

385,600	Apria Healthcare Group Inc., (1)	$10,029,456

	Household Durables – 0.6%

435,000	Levitt Corporation, Class A	874,350

205,000	Sekisui House, Ltd., Sponsored ADR	2,568,650
	Total Household Durables	3,443,000

	Household Products – 1.9%

35,400	KAO Corporation, Sponsored ADR	10,557,059

	Machinery – 2.7%

225,100	AGCO Corporation, (1)	11,428,327

52,600	Alamo Group Inc.	1,293,434

53,300	Lindsay Manufacturing Company	2,333,474
	Total Machinery	15,055,235

	Media – 0.5%

76,000	Scholastic Corporation, (1)	2,649,360

	Metals & Mining – 23.5%

50,200	Alcoa Inc.	1,963,824

116,900	Alumina Limited, Sponsored ADR	2,957,570

329,700	AngloGold Ashanti Limited, Sponsored ADR	15,459,633

927,300	Apex Silver Mines Limited, (1)	18,035,985

120,900	Banro Corporation, (1)	1,474,980

36,565	Barrick Gold Corporation	1,472,838

810,000	Crystallex International Corporation, (1)	2,567,700

121,200	Eldorado Gold Corporation, (1)	733,260

517,400	Gold Fields Limited	9,359,766

327,500	Gold Reserve Inc., Class A, (1)	1,434,450

440,100	Ivanhoe Mines Ltd., (1)	5,743,305

996,883	Kinross Gold Corporation, (1)	14,933,307

389,700	Lihir Gold Limited, Sponsored ADR, (1)	14,040,891

313,600	Newcrest Mining Limited, Sponsored ADR	7,829,024

573,500	Newmont Mining Corporation	25,652,655

219,400	NovaGold Resources Inc., (1)	3,622,294

1,054,100	Orezone Resources Inc., (1)	1,960,626
	Total Metals & Mining	129,242,108

	Multi-Utilities – 2.5%

552,300	Puget Energy, Inc.	13,514,781
	Oil, Gas & Consumable Fuels – 6.0%

171,700	Arch Coal Inc.	5,793,158

151,400	Delta Petroleum Corporation, (1)	2,717,630

100,000	Nexen Inc.	3,054,000

380,100	Peabody Energy Corporation	18,195,387

254,300	Warren Resources Inc., (1)	3,188,922
	Total Oil, Gas, & Consumable Fuels	32,949,097

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

September 30, 2007

Shares	Description	Value

	Paper & Forest Products – 2.0%

1,086,500	Abitibi Consolidated Inc., (1)	$1,901,375

286,000	Bowater Incorporated	4,267,120

363,400	Domtar Corporation, (1)	2,979,880

168,300	Wausau Paper Corp.	1,876,545
	Total Paper & Forest Products	11,024,920

	Road & Rail – 0.1%

9,000	Union Pacific Corporation	1,017,540
	Semiconductors & Equipment – 0.5%

528,300	Axcelis Technologies Inc., (1)	2,699,613
	Software – 0.9%

1,413,453	Sega Sammy Holdings Inc., Sponsored ADR	4,791,606
	Transportation Infrastructure – 1.0%

177,500	Stolt-Nielsen S.A	5,267,795
	Water Utilities – 0.4%

50,700	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,504,580
	Total Common Stocks (cost $374,253,516)	424,838,667

Principal Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 17.4%

	Aerospace & Defense – 0.5%

$1,567	Edo Corporation, Convertible Note	4.000%	11/15/25	N/R	$2,626,684
	Airlines – 3.2%

8,200	ExpressJet Inc.	4.250%	8/01/23	NA	7,984,750

10,131	JetBlue Airways Corporation	3.500%	7/15/33	CCC+	9,865,061

18,331	Total Airlines				17,849,811
	Commercial Services & Supplies – 1.8%

10,397	Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	B+	9,916,139
	Communications Equipment – 0.5%

2,705	Audiocodes Limited, Convertible Bond	2.000%	11/09/24	NA	2,427,738
	Computers & Peripherals – 0.8%

132	Adaptec Inc.	0.750%	12/22/23	CCC+	123,420

4,575	Hutchinson Technology Inc., Convertible Bond	3.250%	1/15/26	B–	4,237,594

4,707	Total Computers & Peripherals				4,361,014
	Electrical Equipment – 0.6%

2,940	GrafTech International Ltd.	1.625%	1/15/24	B2	3,502,513
	Energy Equipment & Services – 1.5%

8,715	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	A–	8,399,081
	Health Care Providers & Services – 3.3%

7,080	Apria Healthcare Group, Inc., Convertible Bonds	3.375%	9/01/33	Ba1	7,274,700

13,201	Omnicare, Inc.	3.250%	12/15/35	BB–	10,742,314

20,281	Total Health Care Providers & Services				18,017,014

Principal Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value

	Machinery – 1.3%

$7,111	Albany International Corporation, Convertible Bond	2.250%	3/15/26	N/R	$7,173,221
	Metals & Mining – 2.3%

193	Apex Silver Mines Limited	2.875%	3/15/24	N/R	173,459

13,047	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B–	11,742,300

786	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	NA	699,540
14,026	Total Metals & Mining				12,615,299
	Semiconductors & Equipment – 1.6%

1,808	Credence Systems Corporation, Convertible Bond	1.500%	5/15/08	N/R	1,735,680

6,457	Credence Systems Corporation, Convertible Bond	3.500%	5/15/10	N/R	5,964,653

1,068	FEI Company, Convertible Notes	5.500%	8/15/08	B–	1,062,660
9,333	Total Semiconductors & Equipment				8,762,993
$100,113	Total Convertible Bonds (cost $93,049,589)				95,651,507

Shares	Description				Value
	WARRANTS – 0.0%

2,193,009	Levitt Corporation, Class A, (3)				$18,290
	Total Warrants (cost $0)				18,290

Principal Amount (000)	Description	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 5.9%

$32,366	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $32,376,090 collateralized by $24,300,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $33,017,625	3.750%	10/01/07		$32,365,976
	Total Short-Term Investments (cost $32,365,976)				32,365,976

	Total Investments (cost $499,669,081) – 100.6%				552,874,440

	Other Assets Less Liabilities – (0.6)%				(3,464,210)

	Net Assets – 100%				$549,410,230

(1)	Non-income producing.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
N/R	Not rated.
NA	This investment is not rated by Standard & Poor’s or Moody’s.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2007, the cost of investments was $506,448,002.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$66,424,113
Depreciation	(19,997,675)
Net unrealized appreciation (depreciation) of investments	$46,426,438

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2007